UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.3%
COMMUNICATIONS—TOWERS 1.4%
American Tower Corp.	48,700	$3,787,399

CONSUMER—CYCLICAL 12.8%
AIRLINES 1.0%
Alaska Air Group	35,400	2,751,996

AUTOMOBILES 2.9%
Ford Motor Co.	244,100	4,169,228
General Motors Co.(a)	57,000	2,207,610
Honda Motor Co., Ltd. (Japan)	34,100	1,441,572
		7,818,410
HOME BUILDERS 1.8%
D.R. Horton	81,419	1,618,610
Lennar Corp., Class A	90,000	3,218,400
		4,837,010
HOTELS, RESTAURANTS & LEISURE 0.5%
Las Vegas Sands Corp.	19,400	1,390,592

MEDIA 3.1%
The Walt Disney Co.	103,200	7,279,728
Twenty-First Century Fox, Class A	39,800	1,332,902
		8,612,630
RETAIL 2.0%
Nordstrom	21,900	1,362,399
Ross Stores	54,000	4,128,840
		5,491,239
SPECIALTY RETAIL 1.5%
Hanesbrands	39,000	2,733,900
PetSmart	19,500	1,445,145
		4,179,045
TOTAL CONSUMER—CYCLICAL		35,080,922

CONSUMER—NON-CYCLICAL 4.6%
BEVERAGE 1.0%
Anheuser-Busch InBev NV (ADR) (Belgium)	25,400	2,593,594

FOOD PRODUCTS 1.4%
Tyson Foods, Class A	119,700	3,793,293

	Number of Shares	Value
RETAIL 2.2%
Costco Wholesale Corp.	14,900	$1,868,907
CVS Caremark Corp.	63,700	4,265,352
		6,134,259
TOTAL CONSUMER—NON-CYCLICAL		12,521,146

ENERGY 14.2%
OIL & GAS 11.7%
Anadarko Petroleum Corp.	41,700	3,703,794
Chevron Corp.	71,800	8,791,192
CONSOL Energy	73,700	2,622,246
Exxon Mobil Corp.	79,900	7,469,052
Marathon Petroleum Corp.	58,200	4,815,468
Occidental Petroleum Corp.	48,000	4,558,080
		31,959,832
OIL & GAS SERVICES 2.5%
Helmerich & Payne	43,223	3,328,171
National Oilwell Varco	25,400	2,070,100
Schlumberger Ltd.	14,800	1,308,616
		6,706,887
TOTAL ENERGY		38,666,719

FINANCIAL 23.6%
BANKS 7.5%
Bank of America Corp.	425,100	6,725,082
Capital One Financial Corp.	36,900	2,643,147
Comerica	29,800	1,351,430
Huntington Bancshares	307,800	2,825,604
Wells Fargo & Co.	156,000	6,867,120
		20,412,383
CREDIT CARD 1.1%
American Express Co.	34,700	2,977,260

DIVERSIFIED FINANCIAL SERVICES 9.0%
Ameriprise Financial	40,000	4,330,000
BlackRock	8,920	2,700,530
Citigroup	120,056	6,353,363
JPMorgan Chase & Co.	142,200	8,136,684

	Number of Shares	Value
Morgan Stanley	94,200	$2,948,460
		24,469,037
INSURANCE 6.0%
American International Group	110,500	5,497,375
Chubb Corp.	29,800	2,874,210
HCC Insurance Holdings	30,900	1,420,782
ProAssurance Corp.	26,200	1,259,696
Prudential Financial	61,500	5,458,740
		16,510,803
TOTAL FINANCIAL		64,369,483

HEALTH CARE 11.4%
HEALTH CARE PROVIDERS & SERVICES 5.1%
Aetna	20,400	1,406,172
UnitedHealth Group	94,000	7,001,120
Universal Health Services, Class B	67,600	5,572,268
		13,979,560
HEALTHCARE PRODUCTS 4.3%
Abbott Laboratories	45,300	1,730,007
Covidien PLC (Ireland)	41,800	2,853,268
Thermo Fisher Scientific	71,602	7,221,062
		11,804,337
PHARMACEUTICAL 2.0%
Actavis PLC (Ireland)(a)	8,000	1,304,560
Pfizer	129,400	4,105,862
		5,410,422
TOTAL HEALTH CARE		31,194,319

INDUSTRIALS 8.6%
AEROSPACE & DEFENSE 0.5%
General Dynamics Corp.	15,200	1,393,232

BUILDING PRODUCTS 2.0%
Eagle Materials	29,300	2,285,400
Owens Corning(a)	82,840	3,244,014
		5,529,414
DIVERSIFIED MANUFACTURING 1.5%
General Electric Co.	148,900	3,969,674

	Number of Shares	Value
ELECTRICAL COMPONENT & EQUIPMENT 1.2%
TE Connectivity Ltd. (Switzerland)	63,100	$3,326,632

MACHINERY 2.3%
Pentair, Ltd. (Switzerland)	41,200	2,913,664
SPX Corp.	35,448	3,354,799
		6,268,463
TRANSPORTATION 1.1%
United Parcel Service	29,200	2,989,496
TOTAL INDUSTRIALS		23,476,911

MATERIALS—CHEMICALS 2.9%
Eastman Chemical Co.	34,300	2,642,129
Mosaic Co. (The)	68,800	3,295,520
Potash Corp. of Saskatchewan (Canada)	26,300	832,395
Syngenta AG (Switzerland)	3,000	1,178,223
		7,948,267
REAL ESTATE 2.0%
OFFICE 0.5%
SL Green Realty Corp.	15,000	1,357,050

SELF STORAGE 0.7%
Extra Space Storage	45,900	1,924,128

SHOPPING CENTERS —REGIONAL MALL 0.8%
Simon Property Group	13,900	2,082,915
TOTAL REAL ESTATE		5,364,093

TECHNOLOGY 15.2%
COMPUTERS 4.6%
Apple	10,500	5,838,735
Hewlett-Packard Co.	246,200	6,733,570
		12,572,305
COMPUTERS & PERIPHERALS 1.8%
NetApp	121,600	5,016,000

SEMICONDUCTORS 4.5%
Avago Technologies Ltd. (Singapore)	93,500	4,182,255
Broadcom Corp., Class A	96,400	2,572,916
Intel Corp.	110,293	2,629,385

		Number of Shares	Value
SanDisk Corp.		41,300	$2,814,595
			12,199,151
SERVICES 2.6%
Citrix Systems(a)		92,600	5,493,032
Visa, Class A		7,600	1,546,296
			7,039,328
TELECOMMUNICATION EQUIPMENT 1.7%
Cisco Systems		154,300	3,278,875
Juniper Networks(a)		66,500	1,347,955
			4,626,830
TOTAL TECHNOLOGY			41,453,614

TELECOMMUNICATION SERVICES 1.0%
AT&T		76,600	2,697,086

UTILITIES—ELECTRIC UTILITIES 1.6%
NextEra Energy		53,000	4,483,270
TOTAL COMMON STOCK (Identified cost—$206,299,320)			271,043,229

SHORT-TERM INVESTMENTS 0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.06%(b)		700,000	700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$700,000)			700,000
TOTAL INVESTMENTS (Identified cost—$206,999,320)	99.5%		271,743,229
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		1,328,440
NET ASSETS	100.0%		$273,071,669

Glossary of Portfolio Abbreviations
ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity hodings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 securities as of November 30, 2013.

The following is a summary of the inputs used as of November 30, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$271,043,229	$271,043,229	$—	$—
Money Market Funds	700,000	—	700,000	—
Total Investments(a)	$271,743,229	$271,043,229	$700,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of November 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$206,999,320
Gross unrealized appreciation	$65,318,914
Gross unrealized depreciation	(575,005)
Net unrealized appreciation	$64,743,909

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: January 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: January 17, 2014